Principal Subsidiaries and Non-Controlling Interests in Subsidiaries (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Subsidiaries
The following table presents certain operating subsidiaries the Bank owns, directly or indirectly. All of these subsidiaries are included in the Bank’s consolidated financial statements
.

		Carrying value of shares
As at October 31 ($ millions)	Principal office	2020	2019
Canadian

1832 Asset Management L.P.	Toronto, Ontario	$1,562	$1,691
BNS Investments Inc.	Toronto, Ontario	14,510	14,292
Montreal Trust Company of Canada	Montreal, Quebec
The Bank of Nova Scotia Trust Company	Toronto, Ontario	155	127
National Trust Company	Stratford, Ontario	359	449
Roynat Inc.	Calgary, Alberta	409	439
Scotia Capital Inc.	Toronto, Ontario	2,338	1,634
Scotia Dealer Advantage Inc.	Burnaby, British Columbia	614	642
Scotia Mortgage Corporation	Toronto, Ontario	760	675
Scotia Securities Inc.	Toronto, Ontario	49	47
Tangerine Bank	Toronto, Ontario	3,264	3,629
Jarislowsky, Fraser Limited	Montreal, Quebec	957	952
MD Financial Management Inc.	Ottawa, Ontario	2,645	2,639

International

Scotiabank Colpatria S.A. (51%)	Bogota, Colombia	1,004	1,251
The Bank of Nova Scotia Berhad	Kuala Lumpur, Malaysia	332	326
BNS International (Bahamas) Limited (2)	Nassau, Bahamas	18,510	19,824
BNS Asia Limited	Singapore
The Bank of Nova Scotia Trust Company (Bahamas) Limited	Nassau, Bahamas
Grupo BNS de Costa Rica, S.A.	San Jose, Costa Rica
Scotiabank & Trust (Cayman) Ltd.	Grand Cayman, Cayman Islands
Scotiabank (Bahamas) Limited	Nassau, Bahamas
Scotiabank (British Virgin Islands) Limited (3)	Road Town, Tortola, B.V.I.
Scotiabank (Hong Kong) Limited	Hong Kong, China
Scotiabank (Ireland) Designated Activity Company	Dublin, Ireland
Scotiabank (Turks and Caicos) Ltd.	Providenciales, Turks and Caicos Islands
BNS International (Panama) S.A.	Panama City, Panama
Grupo Financiero Scotiabank Inverlat, S.A. de C.V . (97.4%)	Mexico City, Mexico	4,320	4,512
Nova Scotia Inversiones Limitada	Santiago, Chile	5,255	5,096
Scotiabank Chile S.A. (76.01%)	Santiago, Chile
Scotia Holdings (US) Inc. (4)	New York, New York
Scotia Capital (USA) Inc. (4)(5)	New York, New York
Scotiabank Brasil S.A. Banco Multiplo	Sao Paulo, Brazil	282	382
Scotiabank Caribbean Holdings Ltd.	Bridgetown, Barbados	1,842	1,842
Scotia Group Jamaica Limited (71.8%)	Kingston, Jamaica
The Bank of Nova Scotia Jamaica Limited	Kingston, Jamaica
Scotia Investments Jamaica Limited	Kingston, Jamaica
Scotiabank (Belize) Ltd.	Belize City, Belize
Scotiabank Trinidad and Tobago Limited (50.9%)	Port of Spain, Trinidad and Tobago
Scotiabank (Panama) S.A.	Panama City, Panama
Scotiabank Uruguay S.A.	Montevideo, Uruguay	472	489
Scotiabank de Puerto Rico (3)	San Juan, Puerto Rico	–	1,017
Scotiabank El Salvador, S.A. (3)	San Salvador, El Salvador	–	325
Scotiabank Europe plc	London, United Kingdom	2,505	2,418
Scotiabank Peru Holding S.A.	Lima, Peru	5,677	5,676
Scotiabank Peru S.A.A. (98.05%)	Lima, Peru
Profuturo AFP S.A.	Lima, Peru
Scotiabank Republica Dominicana, S.A. – Banco Multiple (6)	Santo Domingo, Dominican Republic	808	402
Scotiabank Barbados Limited	Bridgetown, Barbados	219	-

(1)	The Bank (or immediate parent of an entity) owns 100% of the outstanding voting shares of each subsidiary unless otherwise noted.
(2)	Formerly The Bank of Nova Scotia International Limited. Effective April 5, 2019, the name was changed to BNS International (Bahamas) Limited.
(3)	These subsidiaries were divested during the year.
(4)	The carrying value of this subsidiary is included with that of its parent, BNS Investments Inc.
(5)	The carrying value of this subsidiary is included with that of its parent, Scotia Holdings (US) Inc.
(6)	Formerly Banco Dominicano del Progreso, S.A. – Banco Multiple. Effective June 1, 2020, the name was changed to Scotiabank, Republica Dominicana, S.A. - Banco Multiple.

Summary of Non-controlling Interests
The Bank’s significant non-controlling interests in subsidiaries are comprised of the following entities:

	As at and for the year ended
			2020		2019
	Non-controlling interest %		Non-controlling interests in subsidiaries	Dividends paid to non-controlling interest	Non-controlling interests in subsidiaries	Dividends paid to non-controlling interest
Scotiabank Chile S.A. (1)	24.0%		$1,050	$71	$1,017	$38
Scotiabank Colpatria S.A. (2)	49.0%		387	13	564	12
Scotia Group Jamaica Limited	28.2%		288	14	323	40
Scotiabank Trinidad and Tobago Limited	49.1%		381	50	380	52
Other	0.1% 49.0%	– (3)	270	–	386	8
Total			$2,376	$148	$2,670	$150

(1)
Non–controlling interest holders for Scotiabank Chile S.A. have the right at any time to sell all or a portion of their holdings to the Bank at fair market value that can be settled at the Bank’s discretion, by issuance of common shares or cash.

(2)
Non–controlling interest holders for Scotiabank Colpatria S.A. have a right to sell their holding to the Bank after the end of 7th anniversary (January 17, 2019) and at subsequent pre–agreed intervals, into the future, at fair market value that can be settled at the Bank’s discretion, by issuance of common shares or cash.

(3)	Range of non–controlling interest % for other subsidiaries.

Summary of financial information of Bank's subsidiaries with significant non-controlling interests
Summarized financial information of the Bank’s subsidiaries with significant non–controlling interests are as follows:

	As at and for the year ended October 31, 2020				As at and for the year ended October 31, 2019
($ millions)	Revenue	Total comprehensive income (loss)	Total assets	Total liabilities	Revenue	Total comprehensive income (loss)	Total assets	Total liabilities
Total	$4,098	$(136)	$89,808	$82,107	$4,700	$313	$86,435	$78,851